Other Financial Assets	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ASSETS
OTHER FINANCIAL ASSETS

8.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2019 and 2018 is as follows:

	Current		Non-Current
Other Financial Assets	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$
Hedging derivatives (*)	—	38,169,894	4,862,949	—
Non- hedging derivatives	—	41,022	—	36,086
Financial assets measured at amortized cost	36,121	84,580	—	—
Financial assets at fair value with changes in other comprehensive income	127,854	269,031	2,326,480	2,326,484
Total	163,975	38,564,527	7,189,429	2,362,570

(*)See Note 21.2.a.